Nature of Operations	12 Months Ended
Dec. 31, 2022
Nature Of Operations [Abstract]
Nature of Operations

1.	NATURE OF OPERATIONS
Lithium Americas Corp.
(“Lithium Americas” or the “Company”) is a Canadian-based resource company focused on advancing significant lithium projects: the Cauchari-Olaroz project (“Cauchari-Olaroz”), a lithium brine project located in the Salar de Olaroz and Salar de Cauchari in Jujuy province, in north-western Argentina and the Thacker Pass project (“Thacker Pass”), a sedimentary-based lithium project located in the McDermitt Caldera in Humboldt County in north-western Nevada, USA. The Company also owns the Pastos Grandes lithium project (“Pastos Grandes”), a lithium brine project located in Salta province, in north-western Argentina.
The Company’s interest in Cauchari-Olaroz is held through a 44.8% ownership interest in Minera Exar S.A. (“Minera Exar”), a company incorporated under the laws of Argentina. Ganfeng Lithium Co. Ltd. (“Ganfeng”) owns 46.7% of Minera Exar with the remaining 8.5% interest held by Jujuy Energia y Mineria Sociedad del Estado (“JEMSE”), a mining investment company owned by the provincial

government of Jujuy
.

Cauchari-Olaroz is in the development stage and nearing completion of construction. The Company holds a 100%
interest in Thacker Pass through a wholly-owned subsidiary, Lithium Nevada Corp. (“Lithium Nevada”), a company incorporated under the laws of Nevada. Thacker Pass was in the exploration and evaluation stage in 2022. On January 25, 2022, the Company acquired Millennial Lithium Corp. (“Millennial”) and added its Argentine lithium project, Pastos Grandes, to its pipeline of projects (Note 7).
The Company’s common shares are listed on the Toronto Stock Exchange and the New York Stock Exchange under the symbol “LAC”.
The Company’s head office and principal address is Suite 300, 900 West Hastings Street, Vancouver, British Columbia, Canada, V6C 1E5.
To date, the Company has not generated significant revenues from operations and has relied on equity and other financings to fund operations. The underlying values of exploration and evaluation assets, property, plant and equipment and the investment in Cauchari-Olaroz project are dependent on the existence of economically recoverable reserves, securing and maintaining title and beneficial interest in the properties, and the ability of the Company to obtain the necessary financing to complete permitting and development, and to attain future profitable operations.